Portfolio of Investments
Tri-Continental Corporation, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 69.0%
Issuer	Shares	Value ($)
Communication Services 4.9%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	525,000	8,053,500
Verizon Communications, Inc.	236,130	8,965,856
Total		17,019,356
Entertainment 0.3%
Electronic Arts, Inc.	42,200	4,882,962
Interactive Media & Services 3.1%
Alphabet, Inc., Class A(a)	369,740	35,365,631
Meta Platforms, Inc., Class A(a)	98,079	13,307,359
Total		48,672,990
Media 0.4%
Comcast Corp., Class A	110,000	3,226,300
Interpublic Group of Companies, Inc. (The)	100,379	2,569,702
Total		5,796,002
Total Communication Services		76,371,310
Consumer Discretionary 6.6%
Automobiles 0.5%
Tesla, Inc.(a)	31,644	8,393,571
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	37,500	4,737,000
Expedia Group, Inc.(a)	94,467	8,850,613
Total		13,587,613
Household Durables 1.1%
Lennar Corp., Class A	101,203	7,544,684
Newell Brands, Inc.	235,000	3,264,150
PulteGroup, Inc.	159,177	5,969,137
Total		16,777,971
Internet & Direct Marketing Retail 1.0%
Amazon.com, Inc.(a)	131,141	14,818,933
Specialty Retail 2.3%
AutoZone, Inc.(a)	5,555	11,898,421
Home Depot, Inc. (The)	31,500	8,692,110
O’Reilly Automotive, Inc.(a)	17,200	12,097,620
Ulta Beauty, Inc.(a)	9,244	3,708,601
Total		36,396,752
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	25,200	1,128,960
Ralph Lauren Corp.	93,560	7,946,051
Tapestry, Inc.	36,123	1,026,977
Under Armour, Inc., Class A(a)	290,138	1,929,417
Total		12,031,405
Total Consumer Discretionary		102,006,245
Consumer Staples 4.2%
Food & Staples Retailing 0.4%
Kroger Co. (The)	136,924	5,990,425
Food Products 1.5%
Bunge Ltd.	47,500	3,922,075
General Mills, Inc.	157,325	12,052,668
Kraft Heinz Co. (The)	185,000	6,169,750
Tyson Foods, Inc., Class A	15,993	1,054,419
Total		23,198,912
Household Products 0.8%
Procter & Gamble Co. (The)	95,693	12,081,241
Tobacco 1.5%
Altria Group, Inc.	261,546	10,561,228
Philip Morris International, Inc.	163,626	13,582,594
Total		24,143,822
Total Consumer Staples		65,414,400
Energy 4.8%
Oil, Gas & Consumable Fuels 4.8%
Chesapeake Energy Corp.	4,503	424,228
Chevron Corp.	55,000	7,901,850
ConocoPhillips Co.	18,434	1,886,535
Devon Energy Corp.	108,952	6,551,284
Enviva, Inc.	65,000	3,903,900
Exxon Mobil Corp.	369,574	32,267,506
Marathon Oil Corp.	47,500	1,072,550
Marathon Petroleum Corp.	88,953	8,835,701
Tri-Continental Corporation | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pioneer Natural Resources Co.	37,500	8,119,875
Valero Energy Corp.	40,000	4,274,000
Total		75,237,429
Total Energy		75,237,429
Financials 10.3%
Banks 3.1%
JPMorgan Chase & Co.	80,000	8,360,000
M&T Bank Corp.	50,000	8,816,000
PNC Financial Services Group, Inc. (The)	55,000	8,218,100
Truist Financial Corp.	150,000	6,531,000
Wells Fargo & Co.	394,461	15,865,221
Total		47,790,321
Capital Markets 3.1%
Ares Capital Corp.	475,000	8,018,000
Bank of New York Mellon Corp. (The)	36,521	1,406,789
BlackRock, Inc.	7,000	3,851,960
Blackstone Secured Lending Fund	190,000	4,320,600
Blackstone, Inc.	45,000	3,766,500
CME Group, Inc.	35,766	6,335,232
Morgan Stanley	255,621	20,196,615
Total		47,895,696
Consumer Finance 0.7%
Capital One Financial Corp.	104,518	9,633,424
Discover Financial Services	11,992	1,090,313
Total		10,723,737
Diversified Financial Services 0.1%
Voya Financial, Inc.	25,515	1,543,658
Insurance 2.5%
Aon PLC, Class A	6,982	1,870,268
Lincoln National Corp.	105,800	4,645,678
Marsh & McLennan Companies, Inc.	91,359	13,638,985
MetLife, Inc.	303,778	18,463,627
Total		38,618,558
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	250,000	5,835,000
Starwood Property Trust, Inc.	425,000	7,743,500
Total		13,578,500
Total Financials		160,150,470
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.7%
Biotechnology 1.7%
AbbVie, Inc.	107,489	14,426,099
Amgen, Inc.	3,185	717,899
BioMarin Pharmaceutical, Inc.(a)	27,842	2,360,166
Regeneron Pharmaceuticals, Inc.(a)	5,031	3,465,705
Vertex Pharmaceuticals, Inc.(a)	20,621	5,970,605
Total		26,940,474
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	96,292	9,317,214
Hologic, Inc.(a)	37,862	2,442,856
Total		11,760,070
Health Care Providers & Services 2.1%
CVS Health Corp.	105,546	10,065,922
McKesson Corp.	38,107	12,951,426
Molina Healthcare, Inc.(a)	26,627	8,782,650
Total		31,799,998
Life Sciences Tools & Services 0.8%
IQVIA Holdings, Inc.(a)	69,401	12,571,297
Pharmaceuticals 4.3%
Amryt Pharma PLC, ADR(a)	65,000	449,800
Bristol-Myers Squibb Co.	338,482	24,062,685
Johnson & Johnson	42,500	6,942,800
Merck & Co., Inc.	105,000	9,042,600
Pfizer, Inc.	590,048	25,820,501
Viatris, Inc.	126,768	1,080,063
Total		67,398,449
Total Health Care		150,470,288
Industrials 4.9%
Aerospace & Defense 2.1%
General Dynamics Corp.	63,370	13,445,213
Lockheed Martin Corp.	25,905	10,006,842
Raytheon Technologies Corp.	75,000	6,139,500
Textron, Inc.	48,064	2,800,209
Total		32,391,764
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	81,600	13,181,664

2	Tri-Continental Corporation | Third Quarter Report 2022

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.1%
Delta Air Lines, Inc.(a)	22,342	626,916
Southwest Airlines Co.(a)	20,659	637,124
Total		1,264,040
Commercial Services & Supplies 0.5%
Cintas Corp.	16,470	6,393,489
Republic Services, Inc.	11,848	1,611,802
Total		8,005,291
Electrical Equipment 0.2%
Emerson Electric Co.	43,016	3,149,632
Machinery 0.9%
AGCO Corp.	42,500	4,087,225
Otis Worldwide Corp.	45,799	2,921,976
Parker-Hannifin Corp.	19,400	4,700,814
Snap-On, Inc.	12,820	2,581,307
Total		14,291,322
Professional Services 0.2%
Robert Half International, Inc.	30,293	2,317,415
Road & Rail 0.1%
CSX Corp.	77,000	2,051,280
Total Industrials		76,652,408
Information Technology 16.3%
Communications Equipment 1.7%
Cisco Systems, Inc.	570,330	22,813,200
Juniper Networks, Inc.	160,000	4,179,200
Total		26,992,400
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	275,000	7,980,500
IT Services 1.7%
International Business Machines Corp.	70,000	8,316,700
MasterCard, Inc., Class A	45,567	12,956,521
VeriSign, Inc.(a)	27,001	4,690,073
Total		25,963,294
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc.(a)	159,381	10,098,380
Broadcom, Inc.	18,000	7,992,180
Lam Research Corp.	15,196	5,561,736
QUALCOMM, Inc.	160,365	18,118,038
Texas Instruments, Inc.	52,500	8,125,950
Total		49,896,284
Software 5.0%
Adobe, Inc.(a)	23,220	6,390,144
Autodesk, Inc.(a)	21,015	3,925,602
Fortinet, Inc.(a)	271,113	13,319,782
Microsoft Corp.	227,977	53,095,843
Total		76,731,371
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.(b)	391,630	54,123,266
HP, Inc.	250,000	6,230,000
Seagate Technology Holdings PLC	85,000	4,524,550
Total		64,877,816
Total Information Technology		252,441,665
Materials 2.1%
Chemicals 1.1%
CF Industries Holdings, Inc.	42,708	4,110,645
Dow, Inc.	195,459	8,586,514
Nutrien Ltd.	50,000	4,169,000
Total		16,866,159
Metals & Mining 1.0%
Newmont Corp.	110,000	4,623,300
Nucor Corp.	101,338	10,842,152
Total		15,465,452
Total Materials		32,331,611
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
Crown Castle, Inc.	27,500	3,975,125
Host Hotels & Resorts, Inc.	419,800	6,666,424
Life Storage, Inc.	37,500	4,153,500
Medical Properties Trust, Inc.	425,000	5,040,500
SBA Communications Corp.	10,949	3,116,633
Simon Property Group, Inc.	45,000	4,038,750

Tri-Continental Corporation | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VICI Properties, Inc.	200,000	5,970,000
Welltower, Inc.	60,000	3,859,200
Weyerhaeuser Co.	434,698	12,414,975
Total		49,235,107
Total Real Estate		49,235,107
Utilities 2.0%
Electric Utilities 2.0%
American Electric Power Co., Inc.	77,244	6,677,744
Duke Energy Corp.	45,000	4,185,900
Entergy Corp.	40,000	4,025,200
Evergy, Inc.	97,502	5,791,619
FirstEnergy Corp.	115,000	4,255,000
NRG Energy, Inc.	177,649	6,798,627
Total		31,734,090
Total Utilities		31,734,090
Total Common Stocks (Cost $982,935,406)		1,072,045,023

Convertible Bonds 6.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
American Airlines Group, Inc.
07/01/2025	6.500%	4,200,000	4,235,700
Automotive 0.2%
Arrival SA(c)
12/01/2026	3.500%	8,000,000	2,422,631
Cable and Satellite 0.5%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	12,500,000	8,600,000
Diversified Manufacturing 0.3%
Greenbrier Companies, Inc. (The)
04/15/2028	2.875%	5,300,000	4,157,850
Food and Beverage 0.4%
Post Holdings, Inc.(c)
08/15/2027	2.500%	6,300,000	6,221,250
Health Care 0.5%
CONMED Corp.(c)
06/15/2027	2.250%	4,500,000	3,870,000
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invacare Corp.
11/15/2024	5.000%	4,000,000	3,425,600
Total			7,295,600
Independent Energy 0.0%
Chesapeake Energy Escrow
09/15/2026	5.500%	9,000,000	180,000
Leisure 0.5%
NCL Corp Ltd.
08/01/2025	5.375%	4,000,000	3,926,000
Royal Caribbean Cruises Ltd.(c)
08/15/2025	6.000%	3,500,000	3,687,250
Total			7,613,250
Media and Entertainment 0.2%
fuboTV, Inc.
02/15/2026	3.250%	6,000,000	2,853,000
Other Financial Institutions 0.4%
RWT Holdings, Inc.
10/01/2025	5.750%	6,750,000	5,734,125
Other REIT 0.6%
PennyMac Corp.
03/15/2026	5.500%	11,000,000	8,937,500
Redwood Trust, Inc.(c)
06/15/2027	7.750%	1,000,000	797,209
Total			9,734,709
Pharmaceuticals 1.7%
Aegerion Pharmaceuticals, Inc.(c)
04/01/2025	5.000%	1,687,570	1,634,918
BridgeBio Pharma, Inc.
02/01/2029	2.250%	10,000,000	4,337,000
Clovis Oncology, Inc.
05/01/2025	1.250%	9,300,000	6,509,076
Cytokinetics, Inc.(c)
07/01/2027	3.500%	3,600,000	4,294,800
Insmed, Inc.
01/15/2025	1.750%	5,200,000	5,034,250
Tilray, Inc.
10/01/2023	5.000%	5,250,000	5,125,152
Total			26,935,196
Retailers 0.2%
Wayfair, Inc.(c)
09/15/2027	3.250%	4,800,000	3,784,800

4	Tri-Continental Corporation | Third Quarter Report 2022

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2022 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.6%
2U, Inc.
05/01/2025	2.250%	6,500,000	4,428,279
Infinera Corp.(c)
08/01/2028	3.750%	4,600,000	4,547,100
Total			8,975,379
Total Convertible Bonds (Cost $119,496,798)			98,743,490

Convertible Preferred Stocks 4.7%
Issuer		Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components 0.3%
Aptiv PLC	5.500%	42,500	4,046,000
Total Consumer Discretionary			4,046,000
Financials 0.5%
Banks 0.3%
Bank of America Corp.	7.250%	3,500	4,105,500
Capital Markets 0.2%
AMG Capital Trust II	5.150%	80,000	3,872,800
Total Financials			7,978,300
Health Care 1.1%
Health Care Equipment & Supplies 0.9%
Becton Dickinson and Co.	6.000%	140,000	6,599,600
Boston Scientific Corp.	5.500%	67,500	6,963,131
Total			13,562,731
Life Sciences Tools & Services 0.2%
Danaher Corp.	5.000%	3,100	4,154,000
Total Health Care			17,716,731
Industrials 0.3%
Construction & Engineering 0.3%
Fluor Corp.	6.500%	3,500	4,342,225
Total Industrials			4,342,225
Information Technology 0.4%
Electronic Equipment, Instruments & Components 0.4%
Coherent Corp.	6.000%	35,000	5,530,529
Total Information Technology			5,530,529
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 2.1%
Gas Utilities 0.8%
Spire, Inc.	7.500%	135,000	6,189,728
UGI Corp.	7.250%	75,000	5,981,250
Total			12,170,978
Multi-Utilities 1.3%
DTE Energy Co.	6.250%	260,000	13,036,400
NiSource, Inc.	7.750%	80,000	8,047,200
Total			21,083,600
Total Utilities			33,254,578
Total Convertible Preferred Stocks (Cost $78,442,322)			72,868,363

Corporate Bonds & Notes 17.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.2%
Bombardier, Inc.(c)
06/15/2026	7.125%	10,000,000	9,181,934
Rolls-Royce PLC(c)
10/15/2027	5.750%	5,167,000	4,490,214
Spirit AeroSystems, Inc.(c)
04/15/2025	7.500%	4,500,000	4,243,370
Total			17,915,518
Cable and Satellite 0.1%
Telesat Canada/LLC(c)
10/15/2027	6.500%	5,286,000	1,966,886
Chemicals 0.5%
Innophos Holdings, Inc.(c)
02/15/2028	9.375%	4,300,000	4,136,514
Olympus Water US Holding Corp.(c)
10/01/2029	6.250%	5,500,000	3,765,676
Total			7,902,190
Construction Machinery 0.2%
PECF USS Intermediate Holding III Corp.(c)
11/15/2029	8.000%	5,150,000	3,775,346
Consumer Cyclical Services 0.5%
Staples, Inc.(c)
04/15/2026	7.500%	5,000,000	4,197,838

Tri-Continental Corporation | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(c)
09/15/2027	7.500%	2,100,000	2,058,058
01/15/2028	6.250%	2,365,000	2,199,450
Total			8,455,346
Consumer Products 0.7%
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,344,666
11/01/2041	5.450%	745,000	633,123
Newell Brands, Inc.
09/15/2027	6.375%	2,339,000	2,319,598
09/15/2029	6.625%	2,250,000	2,200,344
SWF Escrow Issuer Corp.(c)
10/01/2029	6.500%	7,500,000	4,444,748
Total			10,942,479
Electric 0.3%
Pacific Gas and Electric Co.
06/15/2027	5.450%	4,500,000	4,246,656
Finance Companies 0.3%
Curo Group Holdings Corp.(c)
08/01/2028	7.500%	5,500,000	2,693,123
Fortress Transportation and Infrastructure Investors LLC(c)
08/01/2027	9.750%	2,760,000	2,702,305
Total			5,395,428
Food and Beverage 0.8%
Triton Water Holdings, Inc.(c)
04/01/2029	6.250%	8,442,000	6,462,389
United Natural Foods, Inc.(c)
10/15/2028	6.750%	6,280,000	5,769,755
Total			12,232,144
Gaming 0.7%
Colt Merger Sub, Inc.(c)
07/01/2027	8.125%	4,606,000	4,405,476
Scientific Games Holdings LP/US FinCo, Inc.(c)
03/01/2030	6.625%	7,500,000	6,008,493
Total			10,413,969
Health Care 1.0%
Quotient Ltd.(c),(d),(e)
10/15/2025	12.000%	1,989,167	1,989,167
10/15/2025	12.000%	852,500	852,500
Surgery Center Holdings, Inc.(c)
07/01/2025	6.750%	5,000,000	4,652,376
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(c)
10/01/2028	6.125%	9,479,000	8,362,457
Total			15,856,500
Independent Energy 1.6%
Hilcorp Energy I LP/Finance Co.(c)
04/15/2030	6.000%	9,500,000	8,380,212
Oasis Petroleum, Inc.(c)
06/01/2026	6.375%	2,500,000	2,361,926
Occidental Petroleum Corp.
07/15/2044	4.500%	3,200,000	2,680,845
04/15/2046	4.400%	6,400,000	5,198,030
Southwestern Energy Co.
02/01/2029	5.375%	7,463,000	6,779,921
Total			25,400,934
Leisure 1.3%
Carnival Corp.(c)
05/01/2029	6.000%	10,000,000	6,594,070
06/01/2030	10.500%	1,000,000	800,237
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	4,400,000	4,078,800
NCL Corp., Ltd.(c)
02/15/2029	7.750%	6,000,000	4,529,100
Royal Caribbean Cruises Ltd.(c)
08/15/2027	11.625%	4,662,000	4,248,815
Total			20,251,022
Media and Entertainment 1.6%
Clear Channel Outdoor Holdings, Inc.(c)
04/15/2028	7.750%	10,000,000	7,492,566
Deluxe Corp.(c)
06/01/2029	8.000%	5,000,000	4,060,751
Lions Gate Capital Holdings LLC(c)
04/15/2029	5.500%	11,000,000	8,196,252
Mav Acquisition Corp.(c)
08/01/2029	8.000%	5,500,000	4,517,120
Total			24,266,689
Metals and Mining 0.3%
CONSOL Energy, Inc.(c)
11/15/2025	11.000%	4,900,000	5,007,751
Oil Field Services 0.3%
Nabors Industries Ltd.(c)
01/15/2026	7.250%	3,447,000	3,007,110
01/15/2028	7.500%	1,754,000	1,437,862
Total			4,444,972

6	Tri-Continental Corporation | Third Quarter Report 2022

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.3%
WeWork Companies, Inc.(c)
05/01/2025	7.875%	6,000,000	4,160,608
Packaging 0.8%
ARD Finance SA(c),(f)
06/30/2027	6.500%	5,832,350	3,994,070
BWAY Holding Co.(c)
04/15/2025	7.250%	9,500,000	8,339,532
Total			12,333,602
Paper 0.3%
Sylvamo Corp.(c)
09/01/2029	7.000%	5,200,000	4,468,242
Pharmaceuticals 0.4%
1375209 BC Ltd.(c)
01/30/2028	9.000%	1,416,076	1,405,456
Bausch Health Companies, Inc.(c)
09/30/2028	11.000%	2,516,324	2,031,931
10/15/2030	14.000%	503,515	274,416
Organon Finance 1 LLC(c)
04/30/2031	5.125%	2,936,000	2,408,234
Total			6,120,037
Restaurants 0.5%
Fertitta Entertainment LLC/Finance Co., Inc.(c)
01/15/2030	6.750%	11,000,000	8,367,580
Retailers 0.8%
Academy Ltd.(c)
11/15/2027	6.000%	4,867,000	4,438,512
L Brands, Inc.(c)
10/01/2030	6.625%	5,000,000	4,348,391
Magic MergeCo, Inc.(c)
05/01/2029	7.875%	5,000,000	2,884,287
Total			11,671,190
Supermarkets 0.3%
Safeway, Inc.
02/01/2031	7.250%	4,512,000	4,297,316
Technology 2.6%
Avaya, Inc.(c)
09/15/2028	6.125%	5,509,000	2,728,685
Consensus Cloud Solutions, Inc.(c)
10/15/2026	6.000%	5,000,000	4,415,213
Diebold Nixdorf, Inc.(c)
07/15/2025	9.375%	2,300,000	1,749,773
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diebold, Inc.
04/15/2024	8.500%	7,600,000	3,848,835
Minerva Merger Sub, Inc.(c)
02/15/2030	6.500%	8,000,000	6,329,396
NortonLifeLock, Inc.(c)
09/30/2027	6.750%	6,000,000	5,776,240
09/30/2030	7.125%	3,000,000	2,894,227
Picard Midco, Inc.(c)
03/31/2029	6.500%	5,000,000	4,224,223
Rocket Software, Inc.(c)
02/15/2029	6.500%	8,875,000	6,570,150
Sabre GLBL, Inc.(c)
04/15/2025	9.250%	1,800,000	1,723,266
09/01/2025	7.375%	923,000	826,552
Total			41,086,560
Wirelines 0.2%
Front Range BidCo, Inc.(c)
03/01/2028	6.125%	4,500,000	3,163,459
Total Corporate Bonds & Notes (Cost $335,774,070)			274,142,424

Preferred Debt 0.3%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(g)
10/30/2040	9.176%	165,000	4,603,500
Total Preferred Debt (Cost $4,332,365)			4,603,500

Warrants 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Chesapeake Energy Corp.(a)	8,497	624,657
Total Energy		624,657

Tri-Continental Corporation | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2022 (Unaudited)
Warrants (continued)
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Equipment & Supplies 0.0%
Quotient Ltd.(a)	39,425	1,183
Quotient Ltd.(a)	181,609	14,528
Total		15,711
Total Health Care		15,711
Total Warrants (Cost $116,235)		640,368

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(h),(i)	15,034,007	15,026,490
Total Money Market Funds (Cost $15,026,326)		15,026,490
Total Investments in Securities (Cost: $1,536,123,522)		1,538,069,658
Other Assets & Liabilities, Net		15,421,092
Net Assets		1,553,490,750

At September 30, 2022, securities and/or cash totaling $621,900 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	42	12/2022	USD	7,563,150	—	(795,967)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $267,774,248, which represents 17.24% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At September 30, 2022, the total value of these securities amounted to $2,841,667, which represents 0.18% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	25,091,482	261,902,543	(271,967,425)	(110)	15,026,490	(11,245)	154,364	15,034,007
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
8	Tri-Continental Corporation | Third Quarter Report 2022

Portfolio of Investments   (continued)
Tri-Continental Corporation, September 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Tri-Continental Corporation | Third Quarter Report 2022	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT240_12_M01_(12/22)